Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses [line items]
Tax advance of VAT and withholdings taxes	$ 6.4	$ 4.0
Tax credits	$ 5.2	$ 4.5